Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MFS SERIES TRUST V
Entity Central Index Key	0000200489
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000116933 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International New Discovery Fund
Class Name	Class R6
Trading Symbol	MIDLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$94	0.91%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class R6 shares of the MFS International New Discovery Fund (fund) provided a total return of 6.19%, at net asset value. This compares with a return of 16.45% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Small Mid Cap Index (net div), generated a return of 17.23%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    An underweight allocation to the real estate sector aided the fund's relative returns.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    Stock selection within the industrials, materials, and consumer discretionary sectors weighed on relative performance.
    The combination of an underweight position and security selection within the financials sector also held back the fund's relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	6.19%	5.41%	6.91%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	16.45%	10.26%	8.23%
MSCI All Country World (ex-US) Small Mid Cap Index (net div) ∆	17.23%	9.67%	8.03%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 6,951,186,482
Holdings Count | Holding	343
Advisory Fees Paid, Amount	$ 53,712,102	[1]
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	6,951,186,482	Total Management Fee ($)#:	53,712,102
Total Number of Holdings:	343	Portfolio Turnover Rate (%):	17
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	96.0%
Money Market Funds	4.0%
Issuer country weightings
Japan	26.3%
United Kingdom	10.3%
Australia	5.7%
United States	4.7%
Canada	4.5%
Germany	4.4%
Taiwan	4.3%
Italy	4.1%
Hong Kong	4.0%
Other Countries	31.7%
Top ten holdings
Agnico Eagle Mines Ltd.	1.8%
Dollarama, Inc.	1.6%
OBIC Co. Ltd.	1.3%
GEA Group AG	1.0%
Symrise AG	1.0%
Italgas S.p.A.	0.9%
Legrand S.A.	0.8%
Cellnex Telecom S.A.	0.8%
ASMPT Ltd.	0.8%
Techtronic Industries Co. Ltd.	0.8%

Largest Holdings [Text Block]
Top ten holdings
Agnico Eagle Mines Ltd.	1.8%
Dollarama, Inc.	1.6%
OBIC Co. Ltd.	1.3%
GEA Group AG	1.0%
Symrise AG	1.0%
Italgas S.p.A.	0.9%
Legrand S.A.	0.8%
Cellnex Telecom S.A.	0.8%
ASMPT Ltd.	0.8%
Techtronic Industries Co. Ltd.	0.8%

C000006521 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International New Discovery Fund
Class Name	Class R4
Trading Symbol	MIDJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$106	1.03%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class R4 shares of the MFS International New Discovery Fund (fund) provided a total return of 6.08%, at net asset value. This compares with a return of 16.45% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Small Mid Cap Index (net div), generated a return of 17.23%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    An underweight allocation to the real estate sector aided the fund's relative returns.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    Stock selection within the industrials, materials, and consumer discretionary sectors weighed on relative performance.
    The combination of an underweight position and security selection within the financials sector also held back the fund's relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	6.08%	5.28%	6.78%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	16.45%	10.26%	8.23%
MSCI All Country World (ex-US) Small Mid Cap Index (net div) ∆	17.23%	9.67%	8.03%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 6,951,186,482
Holdings Count | Holding	343
Advisory Fees Paid, Amount	$ 53,712,102	[2]
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	6,951,186,482	Total Management Fee ($)#:	53,712,102
Total Number of Holdings:	343	Portfolio Turnover Rate (%):	17
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	96.0%
Money Market Funds	4.0%
Issuer country weightings
Japan	26.3%
United Kingdom	10.3%
Australia	5.7%
United States	4.7%
Canada	4.5%
Germany	4.4%
Taiwan	4.3%
Italy	4.1%
Hong Kong	4.0%
Other Countries	31.7%
Top ten holdings
Agnico Eagle Mines Ltd.	1.8%
Dollarama, Inc.	1.6%
OBIC Co. Ltd.	1.3%
GEA Group AG	1.0%
Symrise AG	1.0%
Italgas S.p.A.	0.9%
Legrand S.A.	0.8%
Cellnex Telecom S.A.	0.8%
ASMPT Ltd.	0.8%
Techtronic Industries Co. Ltd.	0.8%

Largest Holdings [Text Block]
Top ten holdings
Agnico Eagle Mines Ltd.	1.8%
Dollarama, Inc.	1.6%
OBIC Co. Ltd.	1.3%
GEA Group AG	1.0%
Symrise AG	1.0%
Italgas S.p.A.	0.9%
Legrand S.A.	0.8%
Cellnex Telecom S.A.	0.8%
ASMPT Ltd.	0.8%
Techtronic Industries Co. Ltd.	0.8%

C000006532 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International New Discovery Fund
Class Name	Class R3
Trading Symbol	MIDHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$132	1.28%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class R3 shares of the MFS International New Discovery Fund (fund) provided a total return of 5.80%, at net asset value. This compares with a return of 16.45% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Small Mid Cap Index (net div), generated a return of 17.23%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    An underweight allocation to the real estate sector aided the fund's relative returns.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    Stock selection within the industrials, materials, and consumer discretionary sectors weighed on relative performance.
    The combination of an underweight position and security selection within the financials sector also held back the fund's relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	5.80%	5.01%	6.51%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	16.45%	10.26%	8.23%
MSCI All Country World (ex-US) Small Mid Cap Index (net div) ∆	17.23%	9.67%	8.03%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 6,951,186,482
Holdings Count | Holding	343
Advisory Fees Paid, Amount	$ 53,712,102	[3]
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	6,951,186,482	Total Management Fee ($)#:	53,712,102
Total Number of Holdings:	343	Portfolio Turnover Rate (%):	17
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	96.0%
Money Market Funds	4.0%
Issuer country weightings
Japan	26.3%
United Kingdom	10.3%
Australia	5.7%
United States	4.7%
Canada	4.5%
Germany	4.4%
Taiwan	4.3%
Italy	4.1%
Hong Kong	4.0%
Other Countries	31.7%
Top ten holdings
Agnico Eagle Mines Ltd.	1.8%
Dollarama, Inc.	1.6%
OBIC Co. Ltd.	1.3%
GEA Group AG	1.0%
Symrise AG	1.0%
Italgas S.p.A.	0.9%
Legrand S.A.	0.8%
Cellnex Telecom S.A.	0.8%
ASMPT Ltd.	0.8%
Techtronic Industries Co. Ltd.	0.8%

Largest Holdings [Text Block]
Top ten holdings
Agnico Eagle Mines Ltd.	1.8%
Dollarama, Inc.	1.6%
OBIC Co. Ltd.	1.3%
GEA Group AG	1.0%
Symrise AG	1.0%
Italgas S.p.A.	0.9%
Legrand S.A.	0.8%
Cellnex Telecom S.A.	0.8%
ASMPT Ltd.	0.8%
Techtronic Industries Co. Ltd.	0.8%

C000006531 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International New Discovery Fund
Class Name	Class R2
Trading Symbol	MIDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$157	1.53%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class R2 shares of the MFS International New Discovery Fund (fund) provided a total return of 5.55%, at net asset value. This compares with a return of 16.45% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Small Mid Cap Index (net div), generated a return of 17.23%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    An underweight allocation to the real estate sector aided the fund's relative returns.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    Stock selection within the industrials, materials, and consumer discretionary sectors weighed on relative performance.
    The combination of an underweight position and security selection within the financials sector also held back the fund's relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	5.55%	4.75%	6.25%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	16.45%	10.26%	8.23%
MSCI All Country World (ex-US) Small Mid Cap Index (net div) ∆	17.23%	9.67%	8.03%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 6,951,186,482
Holdings Count | Holding	343
Advisory Fees Paid, Amount	$ 53,712,102	[4]
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	6,951,186,482	Total Management Fee ($)#:	53,712,102
Total Number of Holdings:	343	Portfolio Turnover Rate (%):	17
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	96.0%
Money Market Funds	4.0%
Issuer country weightings
Japan	26.3%
United Kingdom	10.3%
Australia	5.7%
United States	4.7%
Canada	4.5%
Germany	4.4%
Taiwan	4.3%
Italy	4.1%
Hong Kong	4.0%
Other Countries	31.7%
Top ten holdings
Agnico Eagle Mines Ltd.	1.8%
Dollarama, Inc.	1.6%
OBIC Co. Ltd.	1.3%
GEA Group AG	1.0%
Symrise AG	1.0%
Italgas S.p.A.	0.9%
Legrand S.A.	0.8%
Cellnex Telecom S.A.	0.8%
ASMPT Ltd.	0.8%
Techtronic Industries Co. Ltd.	0.8%

Largest Holdings [Text Block]
Top ten holdings
Agnico Eagle Mines Ltd.	1.8%
Dollarama, Inc.	1.6%
OBIC Co. Ltd.	1.3%
GEA Group AG	1.0%
Symrise AG	1.0%
Italgas S.p.A.	0.9%
Legrand S.A.	0.8%
Cellnex Telecom S.A.	0.8%
ASMPT Ltd.	0.8%
Techtronic Industries Co. Ltd.	0.8%

C000006529 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International New Discovery Fund
Class Name	Class R1
Trading Symbol	MIDGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$208	2.03%

Expenses Paid, Amount	$ 208
Expense Ratio, Percent	2.03%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class R1 shares of the MFS International New Discovery Fund (fund) provided a total return of 5.00%, at net asset value. This compares with a return of 16.45% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Small Mid Cap Index (net div), generated a return of 17.23%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    An underweight allocation to the real estate sector aided the fund's relative returns.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    Stock selection within the industrials, materials, and consumer discretionary sectors weighed on relative performance.
    The combination of an underweight position and security selection within the financials sector also held back the fund's relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	5.00%	4.22%	5.71%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	16.45%	10.26%	8.23%
MSCI All Country World (ex-US) Small Mid Cap Index (net div) ∆	17.23%	9.67%	8.03%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 6,951,186,482
Holdings Count | Holding	343
Advisory Fees Paid, Amount	$ 53,712,102	[5]
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	6,951,186,482	Total Management Fee ($)#:	53,712,102
Total Number of Holdings:	343	Portfolio Turnover Rate (%):	17
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	96.0%
Money Market Funds	4.0%
Issuer country weightings
Japan	26.3%
United Kingdom	10.3%
Australia	5.7%
United States	4.7%
Canada	4.5%
Germany	4.4%
Taiwan	4.3%
Italy	4.1%
Hong Kong	4.0%
Other Countries	31.7%
Top ten holdings
Agnico Eagle Mines Ltd.	1.8%
Dollarama, Inc.	1.6%
OBIC Co. Ltd.	1.3%
GEA Group AG	1.0%
Symrise AG	1.0%
Italgas S.p.A.	0.9%
Legrand S.A.	0.8%
Cellnex Telecom S.A.	0.8%
ASMPT Ltd.	0.8%
Techtronic Industries Co. Ltd.	0.8%

Largest Holdings [Text Block]
Top ten holdings
Agnico Eagle Mines Ltd.	1.8%
Dollarama, Inc.	1.6%
OBIC Co. Ltd.	1.3%
GEA Group AG	1.0%
Symrise AG	1.0%
Italgas S.p.A.	0.9%
Legrand S.A.	0.8%
Cellnex Telecom S.A.	0.8%
ASMPT Ltd.	0.8%
Techtronic Industries Co. Ltd.	0.8%

C000006527 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International New Discovery Fund
Class Name	Class I
Trading Symbol	MWNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$106	1.03%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class I shares of the MFS International New Discovery Fund (fund) provided a total return of 6.10%, at net asset value. This compares with a return of 16.45% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Small Mid Cap Index (net div), generated a return of 17.23%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    An underweight allocation to the real estate sector aided the fund's relative returns.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    Stock selection within the industrials, materials, and consumer discretionary sectors weighed on relative performance.
    The combination of an underweight position and security selection within the financials sector also held back the fund's relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	6.10%	5.28%	6.78%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	16.45%	10.26%	8.23%
MSCI All Country World (ex-US) Small Mid Cap Index (net div) ∆	17.23%	9.67%	8.03%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 6,951,186,482
Holdings Count | Holding	343
Advisory Fees Paid, Amount	$ 53,712,102	[6]
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	6,951,186,482	Total Management Fee ($)#:	53,712,102
Total Number of Holdings:	343	Portfolio Turnover Rate (%):	17
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	96.0%
Money Market Funds	4.0%
Issuer country weightings
Japan	26.3%
United Kingdom	10.3%
Australia	5.7%
United States	4.7%
Canada	4.5%
Germany	4.4%
Taiwan	4.3%
Italy	4.1%
Hong Kong	4.0%
Other Countries	31.7%
Top ten holdings
Agnico Eagle Mines Ltd.	1.8%
Dollarama, Inc.	1.6%
OBIC Co. Ltd.	1.3%
GEA Group AG	1.0%
Symrise AG	1.0%
Italgas S.p.A.	0.9%
Legrand S.A.	0.8%
Cellnex Telecom S.A.	0.8%
ASMPT Ltd.	0.8%
Techtronic Industries Co. Ltd.	0.8%

Largest Holdings [Text Block]
Top ten holdings
Agnico Eagle Mines Ltd.	1.8%
Dollarama, Inc.	1.6%
OBIC Co. Ltd.	1.3%
GEA Group AG	1.0%
Symrise AG	1.0%
Italgas S.p.A.	0.9%
Legrand S.A.	0.8%
Cellnex Telecom S.A.	0.8%
ASMPT Ltd.	0.8%
Techtronic Industries Co. Ltd.	0.8%

C000006526 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International New Discovery Fund
Class Name	Class C
Trading Symbol	MIDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$208	2.03%

Expenses Paid, Amount	$ 208
Expense Ratio, Percent	2.03%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class C shares of the MFS International New Discovery Fund (fund) provided a total return of 5.01%, at net asset value. This compares with a return of 16.45% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Small Mid Cap Index (net div), generated a return of 17.23%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    An underweight allocation to the real estate sector aided the fund's relative returns.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    Stock selection within the industrials, materials, and consumer discretionary sectors weighed on relative performance.
    The combination of an underweight position and security selection within the financials sector also held back the fund's relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	5.01%	4.23%	5.71%
C with CDSC (1% for 12 months)×	4.03%	4.23%	5.71%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	16.45%	10.26%	8.23%
MSCI All Country World (ex-US) Small Mid Cap Index (net div) ∆	17.23%	9.67%	8.03%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 6,951,186,482
Holdings Count | Holding	343
Advisory Fees Paid, Amount	$ 53,712,102	[7]
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	6,951,186,482	Total Management Fee ($)#:	53,712,102
Total Number of Holdings:	343	Portfolio Turnover Rate (%):	17
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	96.0%
Money Market Funds	4.0%
Issuer country weightings
Japan	26.3%
United Kingdom	10.3%
Australia	5.7%
United States	4.7%
Canada	4.5%
Germany	4.4%
Taiwan	4.3%
Italy	4.1%
Hong Kong	4.0%
Other Countries	31.7%
Top ten holdings
Agnico Eagle Mines Ltd.	1.8%
Dollarama, Inc.	1.6%
OBIC Co. Ltd.	1.3%
GEA Group AG	1.0%
Symrise AG	1.0%
Italgas S.p.A.	0.9%
Legrand S.A.	0.8%
Cellnex Telecom S.A.	0.8%
ASMPT Ltd.	0.8%
Techtronic Industries Co. Ltd.	0.8%

Largest Holdings [Text Block]
Top ten holdings
Agnico Eagle Mines Ltd.	1.8%
Dollarama, Inc.	1.6%
OBIC Co. Ltd.	1.3%
GEA Group AG	1.0%
Symrise AG	1.0%
Italgas S.p.A.	0.9%
Legrand S.A.	0.8%
Cellnex Telecom S.A.	0.8%
ASMPT Ltd.	0.8%
Techtronic Industries Co. Ltd.	0.8%

C000006525 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International New Discovery Fund
Class Name	Class B
Trading Symbol	MIDBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$208	2.03%

Expenses Paid, Amount	$ 208
Expense Ratio, Percent	2.03%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class B shares of the MFS International New Discovery Fund (fund) provided a total return of 5.02%, at net asset value. This compares with a return of 16.45% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Small Mid Cap Index (net div), generated a return of 17.23%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    An underweight allocation to the real estate sector aided the fund's relative returns.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    Stock selection within the industrials, materials, and consumer discretionary sectors weighed on relative performance.
    The combination of an underweight position and security selection within the financials sector also held back the fund's relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	5.02%	4.23%	5.71%
B with CDSC (declining over six years from 4% to 0%)×	1.08%	3.89%	5.71%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	16.45%	10.26%	8.23%
MSCI All Country World (ex-US) Small Mid Cap Index (net div) ∆	17.23%	9.67%	8.03%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 6,951,186,482
Holdings Count | Holding	343
Advisory Fees Paid, Amount	$ 53,712,102	[8]
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	6,951,186,482	Total Management Fee ($)#:	53,712,102
Total Number of Holdings:	343	Portfolio Turnover Rate (%):	17
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	96.0%
Money Market Funds	4.0%
Issuer country weightings
Japan	26.3%
United Kingdom	10.3%
Australia	5.7%
United States	4.7%
Canada	4.5%
Germany	4.4%
Taiwan	4.3%
Italy	4.1%
Hong Kong	4.0%
Other Countries	31.7%
Top ten holdings
Agnico Eagle Mines Ltd.	1.8%
Dollarama, Inc.	1.6%
OBIC Co. Ltd.	1.3%
GEA Group AG	1.0%
Symrise AG	1.0%
Italgas S.p.A.	0.9%
Legrand S.A.	0.8%
Cellnex Telecom S.A.	0.8%
ASMPT Ltd.	0.8%
Techtronic Industries Co. Ltd.	0.8%

Largest Holdings [Text Block]
Top ten holdings
Agnico Eagle Mines Ltd.	1.8%
Dollarama, Inc.	1.6%
OBIC Co. Ltd.	1.3%
GEA Group AG	1.0%
Symrise AG	1.0%
Italgas S.p.A.	0.9%
Legrand S.A.	0.8%
Cellnex Telecom S.A.	0.8%
ASMPT Ltd.	0.8%
Techtronic Industries Co. Ltd.	0.8%

C000006520 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International New Discovery Fund
Class Name	Class A
Trading Symbol	MIDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$132	1.28%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class A shares of the MFS International New Discovery Fund (fund) provided a total return of 5.84%, at net asset value. This compares with a return of 16.45% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Small Mid Cap Index (net div), generated a return of 17.23%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    An underweight allocation to the real estate sector aided the fund's relative returns.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    Stock selection within the industrials, materials, and consumer discretionary sectors weighed on relative performance.
    The combination of an underweight position and security selection within the financials sector also held back the fund's relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	5.84%	5.01%	6.51%
A with initial sales charge (5.75%)	(0.25)%	3.78%	5.88%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	16.45%	10.26%	8.23%
MSCI All Country World (ex-US) Small Mid Cap Index (net div) ∆	17.23%	9.67%	8.03%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 6,951,186,482
Holdings Count | Holding	343
Advisory Fees Paid, Amount	$ 53,712,102	[9]
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	6,951,186,482	Total Management Fee ($)#:	53,712,102
Total Number of Holdings:	343	Portfolio Turnover Rate (%):	17
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	96.0%
Money Market Funds	4.0%
Issuer country weightings
Japan	26.3%
United Kingdom	10.3%
Australia	5.7%
United States	4.7%
Canada	4.5%
Germany	4.4%
Taiwan	4.3%
Italy	4.1%
Hong Kong	4.0%
Other Countries	31.7%
Top ten holdings
Agnico Eagle Mines Ltd.	1.8%
Dollarama, Inc.	1.6%
OBIC Co. Ltd.	1.3%
GEA Group AG	1.0%
Symrise AG	1.0%
Italgas S.p.A.	0.9%
Legrand S.A.	0.8%
Cellnex Telecom S.A.	0.8%
ASMPT Ltd.	0.8%
Techtronic Industries Co. Ltd.	0.8%

Largest Holdings [Text Block]
Top ten holdings
Agnico Eagle Mines Ltd.	1.8%
Dollarama, Inc.	1.6%
OBIC Co. Ltd.	1.3%
GEA Group AG	1.0%
Symrise AG	1.0%
Italgas S.p.A.	0.9%
Legrand S.A.	0.8%
Cellnex Telecom S.A.	0.8%
ASMPT Ltd.	0.8%
Techtronic Industries Co. Ltd.	0.8%

C000006533 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research Fund
Class Name	Class A
Trading Symbol	MFRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Research Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$81	0.76%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class A shares of the MFS Research Fund (fund) provided a total return of 12.76%, at net asset value. This compares with a return of 17.60% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the health care and financial services sectors benefited the fund's relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the technology, communication services, consumer staples, and consumer cyclicals sectors held back the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	12.76%	12.98%	13.38%
A with initial sales charge (5.75%)	6.27%	11.65%	12.71%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.60%	16.47%	15.30%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 8,192,622,969
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 33,407,152	[10]
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	8,192,622,969	Total Management Fee ($)#:	33,407,152
Total Number of Holdings:	95	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Global equity sectors
Technology	34.6%
Financial Services	13.4%
Capital Goods	12.6%
Consumer Cyclicals	10.4%
Communication Services	10.3%
Health Care	9.6%
Energy	5.4%
Consumer Staples	3.1%
Top ten holdings
Microsoft Corp.	8.4%
NVIDIA Corp.	7.3%
Apple, Inc.	5.8%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., "A"	4.0%
Alphabet, Inc., "A"	3.5%
Broadcom, Inc.	3.4%
Mastercard, Inc., "A"	2.8%
JPMorgan Chase & Co.	2.6%
RTX Corp.	1.4%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	8.4%
NVIDIA Corp.	7.3%
Apple, Inc.	5.8%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., "A"	4.0%
Alphabet, Inc., "A"	3.5%
Broadcom, Inc.	3.4%
Mastercard, Inc., "A"	2.8%
JPMorgan Chase & Co.	2.6%
RTX Corp.	1.4%

C000006538 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research Fund
Class Name	Class B
Trading Symbol	MFRBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Research Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$160	1.51%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class B shares of the MFS Research Fund (fund) provided a total return of 11.92%, at net asset value. This compares with a return of 17.60% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the health care and financial services sectors benefited the fund's relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the technology, communication services, consumer staples, and consumer cyclicals sectors held back the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	11.92%	12.14%	12.53%
B with CDSC (declining over six years from 4% to 0%)×	7.92%	11.88%	12.53%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.60%	16.47%	15.30%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 8,192,622,969
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 33,407,152	[11]
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	8,192,622,969	Total Management Fee ($)#:	33,407,152
Total Number of Holdings:	95	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Global equity sectors
Technology	34.6%
Financial Services	13.4%
Capital Goods	12.6%
Consumer Cyclicals	10.4%
Communication Services	10.3%
Health Care	9.6%
Energy	5.4%
Consumer Staples	3.1%
Top ten holdings
Microsoft Corp.	8.4%
NVIDIA Corp.	7.3%
Apple, Inc.	5.8%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., "A"	4.0%
Alphabet, Inc., "A"	3.5%
Broadcom, Inc.	3.4%
Mastercard, Inc., "A"	2.8%
JPMorgan Chase & Co.	2.6%
RTX Corp.	1.4%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	8.4%
NVIDIA Corp.	7.3%
Apple, Inc.	5.8%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., "A"	4.0%
Alphabet, Inc., "A"	3.5%
Broadcom, Inc.	3.4%
Mastercard, Inc., "A"	2.8%
JPMorgan Chase & Co.	2.6%
RTX Corp.	1.4%

C000006539 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research Fund
Class Name	Class C
Trading Symbol	MFRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Research Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$160	1.51%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class C shares of the MFS Research Fund (fund) provided a total return of 11.92%, at net asset value. This compares with a return of 17.60% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the health care and financial services sectors benefited the fund's relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the technology, communication services, consumer staples, and consumer cyclicals sectors held back the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	11.92%	12.14%	12.53%
C with CDSC (1% for 12 months)×	10.92%	12.14%	12.53%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.60%	16.47%	15.30%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 8,192,622,969
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 33,407,152	[12]
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	8,192,622,969	Total Management Fee ($)#:	33,407,152
Total Number of Holdings:	95	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Global equity sectors
Technology	34.6%
Financial Services	13.4%
Capital Goods	12.6%
Consumer Cyclicals	10.4%
Communication Services	10.3%
Health Care	9.6%
Energy	5.4%
Consumer Staples	3.1%
Top ten holdings
Microsoft Corp.	8.4%
NVIDIA Corp.	7.3%
Apple, Inc.	5.8%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., "A"	4.0%
Alphabet, Inc., "A"	3.5%
Broadcom, Inc.	3.4%
Mastercard, Inc., "A"	2.8%
JPMorgan Chase & Co.	2.6%
RTX Corp.	1.4%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	8.4%
NVIDIA Corp.	7.3%
Apple, Inc.	5.8%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., "A"	4.0%
Alphabet, Inc., "A"	3.5%
Broadcom, Inc.	3.4%
Mastercard, Inc., "A"	2.8%
JPMorgan Chase & Co.	2.6%
RTX Corp.	1.4%

C000006540 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research Fund
Class Name	Class I
Trading Symbol	MRFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Research Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$54	0.51%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class I shares of the MFS Research Fund (fund) provided a total return of 13.02%, at net asset value. This compares with a return of 17.60% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the health care and financial services sectors benefited the fund's relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the technology, communication services, consumer staples, and consumer cyclicals sectors held back the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	13.02%	13.26%	13.66%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.60%	16.47%	15.30%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 8,192,622,969
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 33,407,152	[13]
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	8,192,622,969	Total Management Fee ($)#:	33,407,152
Total Number of Holdings:	95	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Global equity sectors
Technology	34.6%
Financial Services	13.4%
Capital Goods	12.6%
Consumer Cyclicals	10.4%
Communication Services	10.3%
Health Care	9.6%
Energy	5.4%
Consumer Staples	3.1%
Top ten holdings
Microsoft Corp.	8.4%
NVIDIA Corp.	7.3%
Apple, Inc.	5.8%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., "A"	4.0%
Alphabet, Inc., "A"	3.5%
Broadcom, Inc.	3.4%
Mastercard, Inc., "A"	2.8%
JPMorgan Chase & Co.	2.6%
RTX Corp.	1.4%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	8.4%
NVIDIA Corp.	7.3%
Apple, Inc.	5.8%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., "A"	4.0%
Alphabet, Inc., "A"	3.5%
Broadcom, Inc.	3.4%
Mastercard, Inc., "A"	2.8%
JPMorgan Chase & Co.	2.6%
RTX Corp.	1.4%

C000006542 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research Fund
Class Name	Class R1
Trading Symbol	MFRLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Research Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$160	1.51%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class R1 shares of the MFS Research Fund (fund) provided a total return of 11.91%, at net asset value. This compares with a return of 17.60% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the health care and financial services sectors benefited the fund's relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the technology, communication services, consumer staples, and consumer cyclicals sectors held back the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	11.91%	12.14%	12.53%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.60%	16.47%	15.30%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 8,192,622,969
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 33,407,152	[14]
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	8,192,622,969	Total Management Fee ($)#:	33,407,152
Total Number of Holdings:	95	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Global equity sectors
Technology	34.6%
Financial Services	13.4%
Capital Goods	12.6%
Consumer Cyclicals	10.4%
Communication Services	10.3%
Health Care	9.6%
Energy	5.4%
Consumer Staples	3.1%
Top ten holdings
Microsoft Corp.	8.4%
NVIDIA Corp.	7.3%
Apple, Inc.	5.8%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., "A"	4.0%
Alphabet, Inc., "A"	3.5%
Broadcom, Inc.	3.4%
Mastercard, Inc., "A"	2.8%
JPMorgan Chase & Co.	2.6%
RTX Corp.	1.4%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	8.4%
NVIDIA Corp.	7.3%
Apple, Inc.	5.8%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., "A"	4.0%
Alphabet, Inc., "A"	3.5%
Broadcom, Inc.	3.4%
Mastercard, Inc., "A"	2.8%
JPMorgan Chase & Co.	2.6%
RTX Corp.	1.4%

C000006544 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research Fund
Class Name	Class R2
Trading Symbol	MSRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Research Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$107	1.01%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class R2 shares of the MFS Research Fund (fund) provided a total return of 12.47%, at net asset value. This compares with a return of 17.60% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the health care and financial services sectors benefited the fund's relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the technology, communication services, consumer staples, and consumer cyclicals sectors held back the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	12.47%	12.70%	13.10%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.60%	16.47%	15.30%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 8,192,622,969
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 33,407,152	[15]
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	8,192,622,969	Total Management Fee ($)#:	33,407,152
Total Number of Holdings:	95	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Global equity sectors
Technology	34.6%
Financial Services	13.4%
Capital Goods	12.6%
Consumer Cyclicals	10.4%
Communication Services	10.3%
Health Care	9.6%
Energy	5.4%
Consumer Staples	3.1%
Top ten holdings
Microsoft Corp.	8.4%
NVIDIA Corp.	7.3%
Apple, Inc.	5.8%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., "A"	4.0%
Alphabet, Inc., "A"	3.5%
Broadcom, Inc.	3.4%
Mastercard, Inc., "A"	2.8%
JPMorgan Chase & Co.	2.6%
RTX Corp.	1.4%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	8.4%
NVIDIA Corp.	7.3%
Apple, Inc.	5.8%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., "A"	4.0%
Alphabet, Inc., "A"	3.5%
Broadcom, Inc.	3.4%
Mastercard, Inc., "A"	2.8%
JPMorgan Chase & Co.	2.6%
RTX Corp.	1.4%

C000006545 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research Fund
Class Name	Class R3
Trading Symbol	MFRHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Research Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$81	0.76%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class R3 shares of the MFS Research Fund (fund) provided a total return of 12.74%, at net asset value. This compares with a return of 17.60% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the health care and financial services sectors benefited the fund's relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the technology, communication services, consumer staples, and consumer cyclicals sectors held back the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	12.74%	12.98%	13.38%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.60%	16.47%	15.30%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 8,192,622,969
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 33,407,152	[16]
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	8,192,622,969	Total Management Fee ($)#:	33,407,152
Total Number of Holdings:	95	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Global equity sectors
Technology	34.6%
Financial Services	13.4%
Capital Goods	12.6%
Consumer Cyclicals	10.4%
Communication Services	10.3%
Health Care	9.6%
Energy	5.4%
Consumer Staples	3.1%
Top ten holdings
Microsoft Corp.	8.4%
NVIDIA Corp.	7.3%
Apple, Inc.	5.8%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., "A"	4.0%
Alphabet, Inc., "A"	3.5%
Broadcom, Inc.	3.4%
Mastercard, Inc., "A"	2.8%
JPMorgan Chase & Co.	2.6%
RTX Corp.	1.4%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	8.4%
NVIDIA Corp.	7.3%
Apple, Inc.	5.8%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., "A"	4.0%
Alphabet, Inc., "A"	3.5%
Broadcom, Inc.	3.4%
Mastercard, Inc., "A"	2.8%
JPMorgan Chase & Co.	2.6%
RTX Corp.	1.4%

C000006534 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research Fund
Class Name	Class R4
Trading Symbol	MFRJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Research Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$54	0.51%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class R4 shares of the MFS Research Fund (fund) provided a total return of 13.02%, at net asset value. This compares with a return of 17.60% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the health care and financial services sectors benefited the fund's relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the technology, communication services, consumer staples, and consumer cyclicals sectors held back the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	13.02%	13.26%	13.66%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.60%	16.47%	15.30%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 8,192,622,969
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 33,407,152	[17]
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	8,192,622,969	Total Management Fee ($)#:	33,407,152
Total Number of Holdings:	95	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Global equity sectors
Technology	34.6%
Financial Services	13.4%
Capital Goods	12.6%
Consumer Cyclicals	10.4%
Communication Services	10.3%
Health Care	9.6%
Energy	5.4%
Consumer Staples	3.1%
Top ten holdings
Microsoft Corp.	8.4%
NVIDIA Corp.	7.3%
Apple, Inc.	5.8%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., "A"	4.0%
Alphabet, Inc., "A"	3.5%
Broadcom, Inc.	3.4%
Mastercard, Inc., "A"	2.8%
JPMorgan Chase & Co.	2.6%
RTX Corp.	1.4%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	8.4%
NVIDIA Corp.	7.3%
Apple, Inc.	5.8%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., "A"	4.0%
Alphabet, Inc., "A"	3.5%
Broadcom, Inc.	3.4%
Mastercard, Inc., "A"	2.8%
JPMorgan Chase & Co.	2.6%
RTX Corp.	1.4%

C000034431 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research Fund
Class Name	Class R6
Trading Symbol	MFRKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Research Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class R6 shares of the MFS Research Fund (fund) provided a total return of 13.09%, at net asset value. This compares with a return of 17.60% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the health care and financial services sectors benefited the fund's relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the technology, communication services, consumer staples, and consumer cyclicals sectors held back the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	13.09%	13.33%	13.74%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.60%	16.47%	15.30%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 8,192,622,969
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 33,407,152	[18]
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	8,192,622,969	Total Management Fee ($)#:	33,407,152
Total Number of Holdings:	95	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Global equity sectors
Technology	34.6%
Financial Services	13.4%
Capital Goods	12.6%
Consumer Cyclicals	10.4%
Communication Services	10.3%
Health Care	9.6%
Energy	5.4%
Consumer Staples	3.1%
Top ten holdings
Microsoft Corp.	8.4%
NVIDIA Corp.	7.3%
Apple, Inc.	5.8%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., "A"	4.0%
Alphabet, Inc., "A"	3.5%
Broadcom, Inc.	3.4%
Mastercard, Inc., "A"	2.8%
JPMorgan Chase & Co.	2.6%
RTX Corp.	1.4%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	8.4%
NVIDIA Corp.	7.3%
Apple, Inc.	5.8%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., "A"	4.0%
Alphabet, Inc., "A"	3.5%
Broadcom, Inc.	3.4%
Mastercard, Inc., "A"	2.8%
JPMorgan Chase & Co.	2.6%
RTX Corp.	1.4%

C000116934 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Fund
Class Name	Class R6
Trading Symbol	MSFKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class R6 shares of the MFS Total Return Fund (fund) provided a total return of 6.75%, at net asset value. This compares with returns of 17.60% and 2.88% for the fund’s benchmarks, the Standard & Poor's 500 Stock Index and the Bloomberg U.S. Aggregate Bond Index, respectively. The fund’s other benchmark, the MFS Total Return Blended Index (Blended Index), generated a return of 11.67%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the MFS Total Return Blended Index:
    Within the equity portion of the fund, stock selection and, to a lesser extent, an overweight position in the financials sector helped performance relative to the equity portion of the MFS Total Return Blended Index. Not owning stocks in the real estate sector also supported relative results.
    Within the fixed income portion of the fund, an underweight allocation to the treasury sector benefited performance relative to the fixed income portion of the MFS Total Return Blended Index. The combination of an overweight allocation and security selection within the financial institutions sector, particularly within A-rated securities, also strengthened relative returns. An underweight allocation to AA-rated issuers and the fund's yield curve positioning further supported relative results.
  Top detractors from performance relative to the MFS Total Return Blended Index:
    Within the equity portion of the fund, an underweight position and stock selection in the information technology sector hindered performance relative to the equity portion of the MFS Total Return Blended Index. Security selection and, to a lesser extent, an underweight position in the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, security selection within the agency fixed rate sector, particularly within AA-rated bonds, weighed on performance relative to the fixed income portion of the MFS Total Return Blended Index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	6.75%	8.12%	7.91%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.60%	16.47%	15.30%
Bloomberg U.S. Aggregate Bond Index ∆	2.88%	(0.45)%	1.84%
MFS Total Return Blended Index ∆	11.67%	9.62%	9.99%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 7,767,942,527
Holdings Count | Holding	973
Advisory Fees Paid, Amount	$ 26,989,509	[19]
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	7,767,942,527	Total Management Fee ($)#:	26,989,509
Total Number of Holdings:	973	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	59.3%
Fixed Income	39.2%
Money Market Funds	1.5%
Equity sectors
Financials	15.8%
Health Care	11.1%
Industrials	7.5%
Consumer Staples	4.9%
Information Technology	4.6%
Energy	4.0%
Communication Services	3.7%
Utilities	2.9%
Consumer Discretionary	2.6%
Materials	2.2%
Composition including fixed income credit quality
AAA	5.2%
AA	1.7%
A	4.9%
BBB	7.2%
CCC	0.0%
U.S. Government	10.3%
Federal Agencies	9.9%
Not Rated	0.0%
Non-Fixed Income	59.3%
Money Market Funds	1.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006547 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Fund
Class Name	Class R4
Trading Symbol	MSFJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$49	0.47%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class R4 shares of the MFS Total Return Fund (fund) provided a total return of 6.71%, at net asset value. This compares with returns of 17.60% and 2.88% for the fund’s benchmarks, the Standard & Poor's 500 Stock Index and the Bloomberg U.S. Aggregate Bond Index, respectively. The fund’s other benchmark, the MFS Total Return Blended Index (Blended Index), generated a return of 11.67%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the MFS Total Return Blended Index:
    Within the equity portion of the fund, stock selection and, to a lesser extent, an overweight position in the financials sector helped performance relative to the equity portion of the MFS Total Return Blended Index. Not owning stocks in the real estate sector also supported relative results.
    Within the fixed income portion of the fund, an underweight allocation to the treasury sector benefited performance relative to the fixed income portion of the MFS Total Return Blended Index. The combination of an overweight allocation and security selection within the financial institutions sector, particularly within A-rated securities, also strengthened relative returns. An underweight allocation to AA-rated issuers and the fund's yield curve positioning further supported relative results.
  Top detractors from performance relative to the MFS Total Return Blended Index:
    Within the equity portion of the fund, an underweight position and stock selection in the information technology sector hindered performance relative to the equity portion of the MFS Total Return Blended Index. Security selection and, to a lesser extent, an underweight position in the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, security selection within the agency fixed rate sector, particularly within AA-rated bonds, weighed on performance relative to the fixed income portion of the MFS Total Return Blended Index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	6.71%	8.04%	7.83%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.60%	16.47%	15.30%
Bloomberg U.S. Aggregate Bond Index ∆	2.88%	(0.45)%	1.84%
MFS Total Return Blended Index ∆	11.67%	9.62%	9.99%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 7,767,942,527
Holdings Count | Holding	973
Advisory Fees Paid, Amount	$ 26,989,509	[20]
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	7,767,942,527	Total Management Fee ($)#:	26,989,509
Total Number of Holdings:	973	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	59.3%
Fixed Income	39.2%
Money Market Funds	1.5%
Equity sectors
Financials	15.8%
Health Care	11.1%
Industrials	7.5%
Consumer Staples	4.9%
Information Technology	4.6%
Energy	4.0%
Communication Services	3.7%
Utilities	2.9%
Consumer Discretionary	2.6%
Materials	2.2%
Composition including fixed income credit quality
AAA	5.2%
AA	1.7%
A	4.9%
BBB	7.2%
CCC	0.0%
U.S. Government	10.3%
Federal Agencies	9.9%
Not Rated	0.0%
Non-Fixed Income	59.3%
Money Market Funds	1.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006558 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Fund
Class Name	Class R3
Trading Symbol	MSFHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$74	0.72%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class R3 shares of the MFS Total Return Fund (fund) provided a total return of 6.45%, at net asset value. This compares with returns of 17.60% and 2.88% for the fund’s benchmarks, the Standard & Poor's 500 Stock Index and the Bloomberg U.S. Aggregate Bond Index, respectively. The fund’s other benchmark, the MFS Total Return Blended Index (Blended Index), generated a return of 11.67%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the MFS Total Return Blended Index:
    Within the equity portion of the fund, stock selection and, to a lesser extent, an overweight position in the financials sector helped performance relative to the equity portion of the MFS Total Return Blended Index. Not owning stocks in the real estate sector also supported relative results.
    Within the fixed income portion of the fund, an underweight allocation to the treasury sector benefited performance relative to the fixed income portion of the MFS Total Return Blended Index. The combination of an overweight allocation and security selection within the financial institutions sector, particularly within A-rated securities, also strengthened relative returns. An underweight allocation to AA-rated issuers and the fund's yield curve positioning further supported relative results.
  Top detractors from performance relative to the MFS Total Return Blended Index:
    Within the equity portion of the fund, an underweight position and stock selection in the information technology sector hindered performance relative to the equity portion of the MFS Total Return Blended Index. Security selection and, to a lesser extent, an underweight position in the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, security selection within the agency fixed rate sector, particularly within AA-rated bonds, weighed on performance relative to the fixed income portion of the MFS Total Return Blended Index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	6.45%	7.77%	7.56%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.60%	16.47%	15.30%
Bloomberg U.S. Aggregate Bond Index ∆	2.88%	(0.45)%	1.84%
MFS Total Return Blended Index ∆	11.67%	9.62%	9.99%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 7,767,942,527
Holdings Count | Holding	973
Advisory Fees Paid, Amount	$ 26,989,509	[21]
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	7,767,942,527	Total Management Fee ($)#:	26,989,509
Total Number of Holdings:	973	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	59.3%
Fixed Income	39.2%
Money Market Funds	1.5%
Equity sectors
Financials	15.8%
Health Care	11.1%
Industrials	7.5%
Consumer Staples	4.9%
Information Technology	4.6%
Energy	4.0%
Communication Services	3.7%
Utilities	2.9%
Consumer Discretionary	2.6%
Materials	2.2%
Composition including fixed income credit quality
AAA	5.2%
AA	1.7%
A	4.9%
BBB	7.2%
CCC	0.0%
U.S. Government	10.3%
Federal Agencies	9.9%
Not Rated	0.0%
Non-Fixed Income	59.3%
Money Market Funds	1.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006557 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Fund
Class Name	Class R2
Trading Symbol	MTRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$100	0.97%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class R2 shares of the MFS Total Return Fund (fund) provided a total return of 6.16%, at net asset value. This compares with returns of 17.60% and 2.88% for the fund’s benchmarks, the Standard & Poor's 500 Stock Index and the Bloomberg U.S. Aggregate Bond Index, respectively. The fund’s other benchmark, the MFS Total Return Blended Index (Blended Index), generated a return of 11.67%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the MFS Total Return Blended Index:
    Within the equity portion of the fund, stock selection and, to a lesser extent, an overweight position in the financials sector helped performance relative to the equity portion of the MFS Total Return Blended Index. Not owning stocks in the real estate sector also supported relative results.
    Within the fixed income portion of the fund, an underweight allocation to the treasury sector benefited performance relative to the fixed income portion of the MFS Total Return Blended Index. The combination of an overweight allocation and security selection within the financial institutions sector, particularly within A-rated securities, also strengthened relative returns. An underweight allocation to AA-rated issuers and the fund's yield curve positioning further supported relative results.
  Top detractors from performance relative to the MFS Total Return Blended Index:
    Within the equity portion of the fund, an underweight position and stock selection in the information technology sector hindered performance relative to the equity portion of the MFS Total Return Blended Index. Security selection and, to a lesser extent, an underweight position in the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, security selection within the agency fixed rate sector, particularly within AA-rated bonds, weighed on performance relative to the fixed income portion of the MFS Total Return Blended Index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	6.16%	7.49%	7.29%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.60%	16.47%	15.30%
Bloomberg U.S. Aggregate Bond Index ∆	2.88%	(0.45)%	1.84%
MFS Total Return Blended Index ∆	11.67%	9.62%	9.99%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 7,767,942,527
Holdings Count | Holding	973
Advisory Fees Paid, Amount	$ 26,989,509	[22]
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	7,767,942,527	Total Management Fee ($)#:	26,989,509
Total Number of Holdings:	973	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	59.3%
Fixed Income	39.2%
Money Market Funds	1.5%
Equity sectors
Financials	15.8%
Health Care	11.1%
Industrials	7.5%
Consumer Staples	4.9%
Information Technology	4.6%
Energy	4.0%
Communication Services	3.7%
Utilities	2.9%
Consumer Discretionary	2.6%
Materials	2.2%
Composition including fixed income credit quality
AAA	5.2%
AA	1.7%
A	4.9%
BBB	7.2%
CCC	0.0%
U.S. Government	10.3%
Federal Agencies	9.9%
Not Rated	0.0%
Non-Fixed Income	59.3%
Money Market Funds	1.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006555 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Fund
Class Name	Class R1
Trading Symbol	MSFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$151	1.47%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class R1 shares of the MFS Total Return Fund (fund) provided a total return of 5.68%, at net asset value. This compares with returns of 17.60% and 2.88% for the fund’s benchmarks, the Standard & Poor's 500 Stock Index and the Bloomberg U.S. Aggregate Bond Index, respectively. The fund’s other benchmark, the MFS Total Return Blended Index (Blended Index), generated a return of 11.67%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the MFS Total Return Blended Index:
    Within the equity portion of the fund, stock selection and, to a lesser extent, an overweight position in the financials sector helped performance relative to the equity portion of the MFS Total Return Blended Index. Not owning stocks in the real estate sector also supported relative results.
    Within the fixed income portion of the fund, an underweight allocation to the treasury sector benefited performance relative to the fixed income portion of the MFS Total Return Blended Index. The combination of an overweight allocation and security selection within the financial institutions sector, particularly within A-rated securities, also strengthened relative returns. An underweight allocation to AA-rated issuers and the fund's yield curve positioning further supported relative results.
  Top detractors from performance relative to the MFS Total Return Blended Index:
    Within the equity portion of the fund, an underweight position and stock selection in the information technology sector hindered performance relative to the equity portion of the MFS Total Return Blended Index. Security selection and, to a lesser extent, an underweight position in the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, security selection within the agency fixed rate sector, particularly within AA-rated bonds, weighed on performance relative to the fixed income portion of the MFS Total Return Blended Index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	5.68%	6.97%	6.76%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.60%	16.47%	15.30%
Bloomberg U.S. Aggregate Bond Index ∆	2.88%	(0.45)%	1.84%
MFS Total Return Blended Index ∆	11.67%	9.62%	9.99%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 7,767,942,527
Holdings Count | Holding	973
Advisory Fees Paid, Amount	$ 26,989,509	[23]
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	7,767,942,527	Total Management Fee ($)#:	26,989,509
Total Number of Holdings:	973	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	59.3%
Fixed Income	39.2%
Money Market Funds	1.5%
Equity sectors
Financials	15.8%
Health Care	11.1%
Industrials	7.5%
Consumer Staples	4.9%
Information Technology	4.6%
Energy	4.0%
Communication Services	3.7%
Utilities	2.9%
Consumer Discretionary	2.6%
Materials	2.2%
Composition including fixed income credit quality
AAA	5.2%
AA	1.7%
A	4.9%
BBB	7.2%
CCC	0.0%
U.S. Government	10.3%
Federal Agencies	9.9%
Not Rated	0.0%
Non-Fixed Income	59.3%
Money Market Funds	1.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006553 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Fund
Class Name	Class I
Trading Symbol	MTRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$49	0.47%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class I shares of the MFS Total Return Fund (fund) provided a total return of 6.73%, at net asset value. This compares with returns of 17.60% and 2.88% for the fund’s benchmarks, the Standard & Poor's 500 Stock Index and the Bloomberg U.S. Aggregate Bond Index, respectively. The fund’s other benchmark, the MFS Total Return Blended Index (Blended Index), generated a return of 11.67%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the MFS Total Return Blended Index:
    Within the equity portion of the fund, stock selection and, to a lesser extent, an overweight position in the financials sector helped performance relative to the equity portion of the MFS Total Return Blended Index. Not owning stocks in the real estate sector also supported relative results.
    Within the fixed income portion of the fund, an underweight allocation to the treasury sector benefited performance relative to the fixed income portion of the MFS Total Return Blended Index. The combination of an overweight allocation and security selection within the financial institutions sector, particularly within A-rated securities, also strengthened relative returns. An underweight allocation to AA-rated issuers and the fund's yield curve positioning further supported relative results.
  Top detractors from performance relative to the MFS Total Return Blended Index:
    Within the equity portion of the fund, an underweight position and stock selection in the information technology sector hindered performance relative to the equity portion of the MFS Total Return Blended Index. Security selection and, to a lesser extent, an underweight position in the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, security selection within the agency fixed rate sector, particularly within AA-rated bonds, weighed on performance relative to the fixed income portion of the MFS Total Return Blended Index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	6.73%	8.04%	7.83%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.60%	16.47%	15.30%
Bloomberg U.S. Aggregate Bond Index ∆	2.88%	(0.45)%	1.84%
MFS Total Return Blended Index ∆	11.67%	9.62%	9.99%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 7,767,942,527
Holdings Count | Holding	973
Advisory Fees Paid, Amount	$ 26,989,509	[24]
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	7,767,942,527	Total Management Fee ($)#:	26,989,509
Total Number of Holdings:	973	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	59.3%
Fixed Income	39.2%
Money Market Funds	1.5%
Equity sectors
Financials	15.8%
Health Care	11.1%
Industrials	7.5%
Consumer Staples	4.9%
Information Technology	4.6%
Energy	4.0%
Communication Services	3.7%
Utilities	2.9%
Consumer Discretionary	2.6%
Materials	2.2%
Composition including fixed income credit quality
AAA	5.2%
AA	1.7%
A	4.9%
BBB	7.2%
CCC	0.0%
U.S. Government	10.3%
Federal Agencies	9.9%
Not Rated	0.0%
Non-Fixed Income	59.3%
Money Market Funds	1.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006552 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Fund
Class Name	Class C
Trading Symbol	MTRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$151	1.47%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class C shares of the MFS Total Return Fund (fund) provided a total return of 5.67%, at net asset value. This compares with returns of 17.60% and 2.88% for the fund’s benchmarks, the Standard & Poor's 500 Stock Index and the Bloomberg U.S. Aggregate Bond Index, respectively. The fund’s other benchmark, the MFS Total Return Blended Index (Blended Index), generated a return of 11.67%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the MFS Total Return Blended Index:
    Within the equity portion of the fund, stock selection and, to a lesser extent, an overweight position in the financials sector helped performance relative to the equity portion of the MFS Total Return Blended Index. Not owning stocks in the real estate sector also supported relative results.
    Within the fixed income portion of the fund, an underweight allocation to the treasury sector benefited performance relative to the fixed income portion of the MFS Total Return Blended Index. The combination of an overweight allocation and security selection within the financial institutions sector, particularly within A-rated securities, also strengthened relative returns. An underweight allocation to AA-rated issuers and the fund's yield curve positioning further supported relative results.
  Top detractors from performance relative to the MFS Total Return Blended Index:
    Within the equity portion of the fund, an underweight position and stock selection in the information technology sector hindered performance relative to the equity portion of the MFS Total Return Blended Index. Security selection and, to a lesser extent, an underweight position in the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, security selection within the agency fixed rate sector, particularly within AA-rated bonds, weighed on performance relative to the fixed income portion of the MFS Total Return Blended Index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	5.67%	6.97%	6.76%
C with CDSC (1% for 12 months)×	4.69%	6.97%	6.76%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.60%	16.47%	15.30%
Bloomberg U.S. Aggregate Bond Index ∆	2.88%	(0.45)%	1.84%
MFS Total Return Blended Index ∆	11.67%	9.62%	9.99%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 7,767,942,527
Holdings Count | Holding	973
Advisory Fees Paid, Amount	$ 26,989,509	[25]
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	7,767,942,527	Total Management Fee ($)#:	26,989,509
Total Number of Holdings:	973	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	59.3%
Fixed Income	39.2%
Money Market Funds	1.5%
Equity sectors
Financials	15.8%
Health Care	11.1%
Industrials	7.5%
Consumer Staples	4.9%
Information Technology	4.6%
Energy	4.0%
Communication Services	3.7%
Utilities	2.9%
Consumer Discretionary	2.6%
Materials	2.2%
Composition including fixed income credit quality
AAA	5.2%
AA	1.7%
A	4.9%
BBB	7.2%
CCC	0.0%
U.S. Government	10.3%
Federal Agencies	9.9%
Not Rated	0.0%
Non-Fixed Income	59.3%
Money Market Funds	1.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006551 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Fund
Class Name	Class B
Trading Symbol	MTRBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$151	1.47%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class B shares of the MFS Total Return Fund (fund) provided a total return of 5.64%, at net asset value. This compares with returns of 17.60% and 2.88% for the fund’s benchmarks, the Standard & Poor's 500 Stock Index and the Bloomberg U.S. Aggregate Bond Index, respectively. The fund’s other benchmark, the MFS Total Return Blended Index (Blended Index), generated a return of 11.67%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the MFS Total Return Blended Index:
    Within the equity portion of the fund, stock selection and, to a lesser extent, an overweight position in the financials sector helped performance relative to the equity portion of the MFS Total Return Blended Index. Not owning stocks in the real estate sector also supported relative results.
    Within the fixed income portion of the fund, an underweight allocation to the treasury sector benefited performance relative to the fixed income portion of the MFS Total Return Blended Index. The combination of an overweight allocation and security selection within the financial institutions sector, particularly within A-rated securities, also strengthened relative returns. An underweight allocation to AA-rated issuers and the fund's yield curve positioning further supported relative results.
  Top detractors from performance relative to the MFS Total Return Blended Index:
    Within the equity portion of the fund, an underweight position and stock selection in the information technology sector hindered performance relative to the equity portion of the MFS Total Return Blended Index. Security selection and, to a lesser extent, an underweight position in the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, security selection within the agency fixed rate sector, particularly within AA-rated bonds, weighed on performance relative to the fixed income portion of the MFS Total Return Blended Index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	5.64%	6.96%	6.75%
B with CDSC (declining over six years from 4% to 0%)×	1.73%	6.65%	6.75%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.60%	16.47%	15.30%
Bloomberg U.S. Aggregate Bond Index ∆	2.88%	(0.45)%	1.84%
MFS Total Return Blended Index ∆	11.67%	9.62%	9.99%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 7,767,942,527
Holdings Count | Holding	973
Advisory Fees Paid, Amount	$ 26,989,509	[26]
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	7,767,942,527	Total Management Fee ($)#:	26,989,509
Total Number of Holdings:	973	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	59.3%
Fixed Income	39.2%
Money Market Funds	1.5%
Equity sectors
Financials	15.8%
Health Care	11.1%
Industrials	7.5%
Consumer Staples	4.9%
Information Technology	4.6%
Energy	4.0%
Communication Services	3.7%
Utilities	2.9%
Consumer Discretionary	2.6%
Materials	2.2%
Composition including fixed income credit quality
AAA	5.2%
AA	1.7%
A	4.9%
BBB	7.2%
CCC	0.0%
U.S. Government	10.3%
Federal Agencies	9.9%
Not Rated	0.0%
Non-Fixed Income	59.3%
Money Market Funds	1.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006546 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Fund
Class Name	Class A
Trading Symbol	MSFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$74	0.72%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class A shares of the MFS Total Return Fund (fund) provided a total return of 6.46%, at net asset value. This compares with returns of 17.60% and 2.88% for the fund’s benchmarks, the Standard & Poor's 500 Stock Index and the Bloomberg U.S. Aggregate Bond Index, respectively. The fund’s other benchmark, the MFS Total Return Blended Index (Blended Index), generated a return of 11.67%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the MFS Total Return Blended Index:
    Within the equity portion of the fund, stock selection and, to a lesser extent, an overweight position in the financials sector helped performance relative to the equity portion of the MFS Total Return Blended Index. Not owning stocks in the real estate sector also supported relative results.
    Within the fixed income portion of the fund, an underweight allocation to the treasury sector benefited performance relative to the fixed income portion of the MFS Total Return Blended Index. The combination of an overweight allocation and security selection within the financial institutions sector, particularly within A-rated securities, also strengthened relative returns. An underweight allocation to AA-rated issuers and the fund's yield curve positioning further supported relative results.
  Top detractors from performance relative to the MFS Total Return Blended Index:
    Within the equity portion of the fund, an underweight position and stock selection in the information technology sector hindered performance relative to the equity portion of the MFS Total Return Blended Index. Security selection and, to a lesser extent, an underweight position in the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, security selection within the agency fixed rate sector, particularly within AA-rated bonds, weighed on performance relative to the fixed income portion of the MFS Total Return Blended Index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	6.46%	7.77%	7.57%
A with initial sales charge (5.75%)	0.34%	6.50%	6.93%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.60%	16.47%	15.30%
Bloomberg U.S. Aggregate Bond Index ∆	2.88%	(0.45)%	1.84%
MFS Total Return Blended Index ∆	11.67%	9.62%	9.99%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 7,767,942,527
Holdings Count | Holding	973
Advisory Fees Paid, Amount	$ 26,989,509	[27]
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	7,767,942,527	Total Management Fee ($)#:	26,989,509
Total Number of Holdings:	973	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	59.3%
Fixed Income	39.2%
Money Market Funds	1.5%
Equity sectors
Financials	15.8%
Health Care	11.1%
Industrials	7.5%
Consumer Staples	4.9%
Information Technology	4.6%
Energy	4.0%
Communication Services	3.7%
Utilities	2.9%
Consumer Discretionary	2.6%
Materials	2.2%
Composition including fixed income credit quality
AAA	5.2%
AA	1.7%
A	4.9%
BBB	7.2%
CCC	0.0%
U.S. Government	10.3%
Federal Agencies	9.9%
Not Rated	0.0%
Non-Fixed Income	59.3%
Money Market Funds	1.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

[1]	Includes the effect of any management fee waivers, if applicable.
[2]	Includes the effect of any management fee waivers, if applicable.
[3]	Includes the effect of any management fee waivers, if applicable.
[4]	Includes the effect of any management fee waivers, if applicable.
[5]	Includes the effect of any management fee waivers, if applicable.
[6]	Includes the effect of any management fee waivers, if applicable.
[7]	Includes the effect of any management fee waivers, if applicable.
[8]	Includes the effect of any management fee waivers, if applicable.
[9]	Includes the effect of any management fee waivers, if applicable.
[10]	Includes the effect of any management fee waivers, if applicable.
[11]	Includes the effect of any management fee waivers, if applicable.
[12]	Includes the effect of any management fee waivers, if applicable.
[13]	Includes the effect of any management fee waivers, if applicable.
[14]	Includes the effect of any management fee waivers, if applicable.
[15]	Includes the effect of any management fee waivers, if applicable.
[16]	Includes the effect of any management fee waivers, if applicable.
[17]	Includes the effect of any management fee waivers, if applicable.
[18]	Includes the effect of any management fee waivers, if applicable.
[19]	Includes the effect of any management fee waivers, if applicable.
[20]	Includes the effect of any management fee waivers, if applicable.
[21]	Includes the effect of any management fee waivers, if applicable.
[22]	Includes the effect of any management fee waivers, if applicable.
[23]	Includes the effect of any management fee waivers, if applicable.
[24]	Includes the effect of any management fee waivers, if applicable.
[25]	Includes the effect of any management fee waivers, if applicable.
[26]	Includes the effect of any management fee waivers, if applicable.
[27]	Includes the effect of any management fee waivers, if applicable.